CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (1,241)	$ (668)	$ 118
Other comprehensive income (loss)
Foreign currency translation adjustments	(128)	(125)	8
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gain (loss) on cash flow hedges arising during the period	8	(226)	132
Reclassification to earnings of realized (gains) losses on cash flow hedges	134	45	(171)
Change in unrealized gains (losses) on marketable securities:
Unrealized gains on marketable securities, net of tax expense (benefit)	(345)	581	1,144
Gains of marketable securities reclassified into earning, net of tax expenses	(1)	(1,624)	(326)
Other comprehensive income (loss), net of tax	(332)	(1,349)	787
Comprehensive income (loss)	$ (1,573)	$ (2,017)	$ 905